INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Income Tax Disclosure [Abstract]
Income (loss) for the year	$ 321,304	$ 258,657
Statutory rate	27.00%	27.00%
Income tax expense at statutory rate	$ 57,498	$ (74,152)
IRC section 280E disallowance	265,584	1,954,392
Foreign tax rate differential	5,526	16,068
Change in foreign exchange rates and other	55,019	21,188
Uncertain tax position, inclusive of interest and penalties	48,080	(354,637)
Change in valuation allowance	(671)	(50,016)
Payable adjustment to provision versus statutory tax returns	78,204	1,153,756
Deferred adjustment to provision versus statutory tax returns	(136,497)	824,220
Other	0	(8,694)
Income tax expense (benefit)	$ 372,743	$ 3,482,125